Other net investment result (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of other net investment result

	Note	2023	2022

Interest revenue on financial instruments calculated using the effective interest method	10.1	599	409

Interest revenue on financial instruments measured at FVPL	10.2	89	49

Other investment income	10.3	550	411

Results from financial transactions	10.4	6,929	(10,656)

Impairment (losses) / reversals	10.5	(33)	(43)

Investment contract income / (expenses)		(7,851)	9,808

Interest expenses		(45)	(3)

On December 31		238	(26)

Summary of interest revenue on financial instruments calculated using the effective interest method	10.1 Interest revenue on financial instruments calculated using the effective interest method

	2023	2022

Debt securities and money market instruments	457	405

Other	142	3

On December 31	599	409

Summary of interest revenue on financial instruments measured at fair value through profit or loss	10.2 Interest revenue on financial instruments measured at FVPL

	2023	2022

Non-derivative assets applying the fair value option	89	49

On December 31	89	49

Summary of other investment income explanatory	10.3 Other investment income

	2023	2022

Dividend income	547	410

Rental income	3	1

On December 31	550	411

Summary Of Results From Financial Transactions
10.4 Results from financial transactions

Net fair value change of financial investments at fair value through profit or loss, other than derivatives	2023	2022

Shares	195	(281)

Debt securities and money market investments	46	(222)

Unconsolidated investment funds	6,805	(9,961)

	7,047	(10,463)

Net fair value change of derivatives

Economic hedges where no hedge accounting is applied	(8)	(162)

Bifurcated embedded derivatives	5	29

Ineffective portion of hedge transactions to which hedge accounting is applied	3	4

	-	(129)

Realized gains and (losses) on financial investments

Debt securities and money market investments	(113)	(58)

	(113)	(58)

Comprised of:

Investments measured at fair value through other comprehensive income (“FVOCI”)	(113)	(58)

Other

Net fair value change on investments in real estate	(6)	(5)

Net foreign currency gains and (losses)	2	(1)

	(4)	(6)

On December 31	6,929	(10,656)

Represented by:

Assets designated at FVPL	7,043	(10,466)

Assets mandatorily measured at FVPL	3	3

Other (i.e. FVOCI)	(117)	(192)

Summary of Impairment (losses) / reversals
10.5 Impairment (losses) / reversals

	2023	2022
Impairment losses on financial assets, excluding receivables

Debt securities and money market investments	(4)	(13)

Impairment losses and reversals on non-financial assets and receivables	(29)	(30)

On December 31	(33)	(43)